Revenue	6 Months Ended
Sep. 30, 2025
Revenue [abstract]
Revenue	Revenue
(1) Revenue breakdown
Revenue breakdowns by revenue from contracts with customers and other sources for the three months and six months ended September 30, 2024 and 2025, are as follows:

	For the three months ended September 30,
(In millions)	2024	2025
Revenue arising from contracts with customers
Transaction revenue(1)	¥70,151	¥131,954
Commission received(2)	188	275
Sub-total	70,339	132,229

Other sources
Staking revenue	—	794
Other revenue(3)	9	82
Sub-total	9	876
Total	¥70,348	¥133,105

	For the six months ended September 30,
(In millions)	2024	2025
Revenue arising from contracts with customers
Transaction revenue(1)	¥144,784	¥215,319
Commission received(2)	848	463
Sub-total	145,632	215,782

Other sources
Staking revenue	—	1,175
Other revenue(3)	15	137
Sub-total	15	1,312
Total	¥145,647	¥217,094
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(1) Transaction revenue mainly refers to the revenue from sales of crypto assets to customers and cover counterparties.
(2) Commission received refers to remittance fees, deposit and withdrawal fees, commissions received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform and others.
(3) Other revenue is mainly related to the interest received from financial operations with JSF Trust and Banking Co., Ltd.
(2)Contract balance
As of March 31 and September 30, 2025, there were no significant contract assets or contract liabilities.
For the three and six months ended September 30, 2024 and 2025, there was no revenue recognized for performance obligations fulfilled (or partially fulfilled) in the past.
(3)Transaction price allocated to the remaining performance obligations
The Company does not have any contracts in which the projected initial contract period was longer than one year.
(4)Assets recognized from the costs to obtain or fulfill contracts with customers
The Company does not have any significant costs to obtain or fulfill contracts with customers.